John Hancock
Government Income Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 92.2%				$258,866,822
(Cost $257,836,049)
U.S. Government 58.0%				162,908,169
U.S. Treasury
Bond	1.375	08-15-50	4,100,000	3,586,219
Bond	1.750	08-15-41	20,675,000	20,348,723
Bond	1.875	02-15-51	5,625,000	5,552,930
Bond	2.000	08-15-51	1,300,000	1,323,156
Bond	2.375	11-15-49	7,675,000	8,440,401
Bond	2.375	05-15-51	5,100,000	5,632,313
Bond	2.500	02-15-45	4,500,000	5,013,105
Note	0.250	08-15-24	39,700,000	39,575,939
Note	0.625	07-31-26	33,000,000	32,773,125
Note	0.750	08-31-26	1,500,000	1,498,242
Note	1.000	07-31-28	28,300,000	28,158,500
Note	1.250	08-15-31	750,000	746,133
Note	1.625	05-15-31	9,950,000	10,259,383
U.S. Government Agency 34.2%				95,958,653
Federal Farm Credit Bank
Note	1.400	03-10-28	3,000,000	3,010,207
Note	1.980	06-02-31	2,000,000	2,000,108
Federal Home Loan Bank
Note	0.650	02-26-26	6,000,000	5,971,179
Note	0.700	01-28-26	3,000,000	2,989,860
Note	0.900	02-26-27	3,000,000	2,992,481
Note	1.100	08-20-26	6,000,000	5,997,080
Note	1.125	02-25-28	3,000,000	2,981,053
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	3,131,720	3,193,609
30 Yr Pass Thru	2.500	09-01-50	3,144,179	3,275,297
30 Yr Pass Thru	3.000	04-01-43	699,240	754,659
30 Yr Pass Thru	3.500	12-01-44	2,152,893	2,341,446
30 Yr Pass Thru	3.500	02-01-47	692,661	744,060
30 Yr Pass Thru	3.500	06-01-49	733,612	776,030
30 Yr Pass Thru	4.000	12-01-40	380,881	418,073
30 Yr Pass Thru	4.000	01-01-41	460,605	505,716
30 Yr Pass Thru	4.000	01-01-41	474,440	521,001
30 Yr Pass Thru	4.000	11-01-43	777,084	856,138
30 Yr Pass Thru	4.000	12-01-46	683,140	743,458
30 Yr Pass Thru	4.000	06-01-47	653,517	714,288
Note	0.700	12-23-25	5,000,000	4,986,821
Note	0.800	10-27-26	3,000,000	2,981,332
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	779,612	823,401
30 Yr Pass Thru	2.000	10-01-50	1,411,846	1,439,967
30 Yr Pass Thru (A)	2.500	TBA	1,000,000	1,038,750
30 Yr Pass Thru	2.500	07-01-50	746,913	780,850
30 Yr Pass Thru	2.500	08-01-50	3,030,783	3,175,547
30 Yr Pass Thru	2.500	09-01-50	1,343,249	1,400,273
30 Yr Pass Thru	2.500	09-01-50	3,109,750	3,259,257
30 Yr Pass Thru	2.500	10-01-50	1,118,529	1,172,724
30 Yr Pass Thru	2.500	10-01-50	2,522,768	2,621,981
30 Yr Pass Thru	3.000	10-01-49	1,593,895	1,679,530
30 Yr Pass Thru	3.000	11-01-49	1,412,668	1,488,566
30 Yr Pass Thru	3.500	07-01-43	1,250,331	1,362,969
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-44	565,701	$617,017
30 Yr Pass Thru	3.500	01-01-45	2,622,880	2,878,020
30 Yr Pass Thru	3.500	04-01-45	2,243,223	2,424,980
30 Yr Pass Thru	3.500	05-01-48	845,541	918,675
30 Yr Pass Thru	4.000	09-01-40	1,081,918	1,186,659
30 Yr Pass Thru	4.000	12-01-40	706,431	774,703
30 Yr Pass Thru	4.000	09-01-41	862,647	945,902
30 Yr Pass Thru	4.000	10-01-41	861,844	948,792
30 Yr Pass Thru	4.000	01-01-42	444,423	489,258
30 Yr Pass Thru	4.000	07-01-42	1,145,474	1,261,393
30 Yr Pass Thru	4.000	11-01-42	1,973,190	2,163,623
30 Yr Pass Thru	4.000	11-01-43	1,836,511	2,035,562
30 Yr Pass Thru	4.000	12-01-43	838,994	920,490
30 Yr Pass Thru	4.500	08-01-40	768,718	856,371
30 Yr Pass Thru	4.500	06-01-41	1,502,301	1,675,855
30 Yr Pass Thru	4.500	07-01-41	1,399,446	1,561,117
30 Yr Pass Thru	4.500	11-01-41	253,927	283,262
30 Yr Pass Thru	4.500	02-01-42	899,495	1,003,409
30 Yr Pass Thru	4.500	04-01-48	931,547	1,026,282

Note	0.650	12-17-25	3,000,000	2,989,572
Collateralized mortgage obligations 6.9%				$19,448,070
(Cost $21,876,534)
Commercial and residential 0.9%				2,702,889
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	3,612,051	24,810
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	4,566,318	38,466
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA (C)	3.500	08-25-57	1,409,877	1,482,621
Series 2019-1, Class MA	3.500	07-25-58	1,089,546	1,156,992
U.S. Government Agency 6.0%				16,745,181
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	1,545,832	1,613,537
Series 4459, Class CA	5.000	12-15-34	59,348	65,404
Series K017, Class X1 IO	1.285	12-25-21	1,533,862	15
Series K018, Class A2	2.789	01-25-22	1,592,704	1,602,704
Series K018, Class X1 IO	1.235	01-25-22	2,685,960	810
Series K022, Class X1 IO	1.175	07-25-22	8,277,586	47,827
Series K026, Class X1 IO	0.954	11-25-22	4,044,836	38,079
Series K030, Class X1 IO	0.166	04-25-23	43,760,875	90,896
Series K032, Class A1	3.016	02-25-23	310,304	315,498
Series K038, Class X1 IO	1.113	03-25-24	6,415,394	148,844
Series K048, Class X1 IO	0.236	06-25-25	4,931,170	40,586
Series K050, Class X1 IO	0.319	08-25-25	70,983,029	829,756
Series K053, Class X1 IO	0.885	12-25-25	27,295,878	910,241
Series K054, Class X1 IO	1.168	01-25-26	21,196,804	954,861
Series K718, Class X1 IO	0.575	01-25-22	15,555,956	13,804
Series K720, Class X1 IO	0.517	08-25-22	58,722,378	127,480
Series K722, Class X1 IO	1.308	03-25-23	24,189,181	331,056
Series K725, Class A1	2.666	05-25-23	633,637	640,982
Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,062,655
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	43,314	44,711
Series 2014-44, Class DA	3.000	07-25-36	929,524	987,015
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2014-49, Class CA	3.000	08-25-44	581,704	$615,462
Series 2018-M7, Class A1 (C)	3.052	03-25-28	1,718,254	1,867,265
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	1,018,216	22,128
Series 2013-30, Class A	1.500	05-16-42	161,980	162,852
Series 2015-7, Class IO	0.531	01-16-57	7,452,978	235,802
Series 2017-109, Class IO	0.507	04-16-57	1,677,046	57,103
Series 2017-124, Class IO	0.677	01-16-59	1,593,787	74,952
Series 2017-140, Class IO	0.565	02-16-59	666,708	28,742
Series 2017-20, Class IO	0.695	12-16-58	2,563,731	106,479
Series 2017-41, Class IO	0.699	07-16-58	1,850,490	81,021
Series 2017-46, Class IO	0.641	11-16-57	1,667,247	76,757
Series 2017-54, Class IO	0.585	12-16-58	13,645,672	671,798
Series 2017-61, Class IO	0.698	05-16-59	1,021,859	52,126
Series 2017-74, Class IO	0.582	09-16-58	1,722,154	63,024
Series 2017-89, Class IO	0.697	07-16-59	1,838,019	95,124
Series 2018-114, Class IO	0.571	04-16-60	1,925,859	104,238
Series 2018-68, Class A	2.850	04-16-50	295,492	302,528
Series 2018-9, Class IO	0.534	01-16-60	1,763,021	82,710
Series 2020-118, Class IO	1.047	06-16-62	3,025,071	250,274
Series 2020-119, Class IO	0.813	08-16-62	1,597,681	116,127
Series 2020-120, Class IO	0.853	05-16-62	3,575,168	276,656
Series 2020-137, Class IO	0.846	09-16-62	2,613,276	196,032
Series 2020-170, Class IO	0.886	11-16-62	3,377,697	273,857

Series 2021-40, Class IO	0.843	02-16-63	828,199	65,363
Asset backed securities 1.0%				$2,759,790
(Cost $2,716,243)
Asset backed securities 1.0%				2,759,790
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (B)(D)	0.349	07-25-36	47,631	47,620
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	1,018,071	1,048,661
Pennsylvania Higher Education Assistance Agency
Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	0.348	10-25-36	680,284	672,753
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	49,347	50,049
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	39,250	39,750
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	570,816	578,856
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	0.718	02-25-57	321,890	322,101

	Yield (%)	Shares	Value
Short-term investments 0.2%			$461,283
(Cost $461,232)
Short-term funds 0.2%			461,283
John Hancock Collateral Trust (E)	0.0356(F)	46,096	461,283

Total investments (Cost $282,890,058) 100.3%	$281,535,965
Other assets and liabilities, net (0.3%)	(747,766)
Total net assets 100.0%	$280,788,199

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 8-31-21.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$258,866,822	—	$258,866,822	—
Collateralized mortgage obligations	19,448,070	—	19,448,070	—
Asset backed securities	2,759,790	—	2,759,790	—
Short-term investments	461,283	$461,283	—	—
Total investments in securities	$281,535,965	$461,283	$281,074,682	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	46,096	$6,068,664	$46,292,838	$(51,901,483)	$1,413	$(149)	$364	—	$461,283
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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